Subsequent Events	6 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 15: SUBSEQUENT EVENTS

a) On June 23, 2015, the Board of Directors declared a quarterly dividend for the period from April 15, 2015 to July 14, 2015 of $0.546875 per American Depository Share on its Series G and $0.5390625 per American Depository Share on its Series H. This dividend was paid on July 15, 2015 to holders of record as of July 8, 2015.

b) In July 2015, Navios Holdings received a dividend of $3,649 from Navios Acquisition for the first quarter of 2015.

c) In August 2015, Navios Holdings received a dividend of $8,124 from Navios Partners for the second quarter of 2015.

d) On August 17, 2015, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will be paid on September 25, 2015 to stockholders of record on September 18, 2015.